Equity Compensation -Summary of Changes to Number of RS-Ps (Details) - Performance Share Units - shares shares in Thousands			12 Months Ended
	Oct. 08, 2019	Aug. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance			699
Number of shares forfeited			(12)
Number of shares granted	323	699	323	699
Number of shares outstanding balance			1,010	699